Business Combination (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination
Schedule of estimated fair values of the assets acquired and liabilities assumed

The following table summarized the estimated fair values of the assets acquired and liabilities assumed as of May 31, 2025, the date of acquisition:

	Amounts	Useful lives
	RMB	Year
Inventories	135,878
Prepayments and other current assets, net	27,027
Accounts and notes receivable, net	78,597
Receivables from online payment platforms	4,854
Cash and cash equivalents	145,198
Deferred tax assets, net	2,735
Property, equipment and leasehold improvement, net	125,475
Intangible assets, net
-Channel Relations	121,055	5
-Brands	67,841	10
-Others	5,185
Right‑of‑use assets, net	42,885
Accounts and notes payable	(728)
Contract liabilities	(73,998)
Salary and welfare benefits payable	(3,662)
Taxes payable	(26,682)
Accrued expenses and other current liabilities	(43,106)
Lease liabilities	(42,160)
Other non-current liabilities	(136,188)
Deferred tax liabilities	(109,721)
Noncontrolling interests	(84,729)
Goodwill	508,535
Total consideration	744,291

Schedule of unaudited pro forma consolidated financial information

	For the year ended
	December 31,	December 31,
	2024	2025
	RMB	RMB
Net revenue	3,765,294	4,395,007
Net income	646,376	972,793